UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check  here  if  Amendment [X]; Amendment Number:   1
                                                  -----
This Amendment (Check only one.): [X] is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              The Cincinnati Specialty Underwriters Insurance Company
Address:           6200 South Gilmore Road
                   Fairfield, Ohio 45014

13F File Number:   028-12741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         August 20, 2012
------------------------       ----------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
   N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             1
                                              ---------
Form 13F Information Table Entry Total:       26
                                              ---------
Form 13F Information Table Value Total        50,139
                                              ---------
                                              (thousands)

List of Other Included Managers:

No.          File No.               Name
01           028-10798              Cincinnati Financial Corporation





                                COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5                COLUMN 6    COLUMN 7      COLUMN 8
   ISSUER                    TITLE OF CLASS  CUSIP     FMV (000) SHARES/PRINCIPAL SH/PRN  INVESTMENT DIS OTH MGRS  SOLE SHARED  NONE
3M CO                        COM            88579Y101    3,593    40,100          SH      SHARED-OTHER   01        -      40,100 -
ABBOTT LABORATORIES          COM            002824100    1,754    27,200          SH      SHARED-OTHER   01        -      27,200 -
AGL RESOURCES INC            COM            001204106    1,473    38,000          SH      SHARED-OTHER   01        -      38,000 -
AUTOMATIC DATA PROCESSING    COM            053015103    2,616    47,000          SH      SHARED-OTHER   01        -      47,000 -
BAXTER INTERNATIONAL INC     COM            071813109    1,063    20,000          SH      SHARED-OTHER   01        -      20,000 -
BLACKROCK INC                COM            09247X101    1,698    10,000          SH      SHARED-OTHER   01        -      10,000 -
CHUBB CORP                   COM            171232101    1,019    14,000          SH      SHARED-OTHER   01        -      14,000 -
CISCO SYSTEMS INC            COM            17275R102    1,537    89,500          SH      SHARED-OTHER   01        -      89,500 -
EMERSON ELECTRIC CO          COM            291011104      932    20,000          SH      SHARED-OTHER   01        -      20,000 -
GENERAL MILLS INC            COM            370334104    1,542    40,000          SH      SHARED-OTHER   01        -      40,000 -
HASBRO INC                   COM            418056107    1,016    30,000          SH      SHARED-OTHER   01        -      30,000 -
INTEL CORP                   COM            458140100    1,333    50,000          SH      SHARED-OTHER   01        -      50,000 -
INTL BUSINESS MACHINES CORP  COM            459200101    1,565     8,000          SH      SHARED-OTHER   01        -       8,000 -
JP MORGAN CHASE              COM            46625H100    3,323    93,000          SH      SHARED-OTHER   01        -      93,000 -
LEGGETT & PLATT INC          COM            524660107    2,975   140,800          SH      SHARED-OTHER   01        -     140,800 -
MCDONALD'S CORP              COM            580135101    1,018    11,500          SH      SHARED-OTHER   01        -      11,500 -
MICROSOFT CORP               COM            594918104    1,835    60,000          SH      SHARED-OTHER   01        -      60,000 -
NUCOR CORP                   COM            670346105    1,251    33,000          SH      SHARED-OTHER   01        -      33,000 -
PRAXAIR INC                  COM            74005P104    1,413    13,000          SH      SHARED-OTHER   01        -      13,000 -
RPM INTERNATIONAL INC        COM            749685103    2,176    80,000          SH      SHARED-OTHER   01        -      80,000 -
SPECTRA ENERGY CORP          COM            847560109    4,243   146,000          SH      SHARED-OTHER   01        -     146,000 -
UNITED TECHNOLOGIES CORP     COM            913017109    1,964    26,000          SH      SHARED-OTHER   01        -      26,000 -
US BANCORP                   COM            902973304    2,525    78,500          SH      SHARED-OTHER   01        -      78,500 -
VERIZON COMMUNICATIONS INC   COM            92343V104    1,333    30,000          SH      SHARED-OTHER   01        -      30,000 -
WAL-MART STORES INC          COM            931142103    1,185    17,000          SH      SHARED-OTHER   01        -      17,000 -
WISCONSIN ENERGY CORP        COM            976657106    3,759    95,000          SH      SHARED-OTHER   01        -      95,000 -
                                                        50,139